Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005566 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000005566 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000005566 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005566 | State Street
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005566 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005566 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005566 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005566 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005566 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005566 | HSBC Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005566 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000005566 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000005566 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000190632 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000190632 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000190632 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000190632 | State Street
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000190632 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190632 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190632 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190632 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190632 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190632 | HSBC Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000190632 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000190632 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000190632 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000219346 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000219346 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000219346 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219346 | State Street
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219346 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219346 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219346 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219346 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219346 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219346 | HSBC Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219346 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000219346 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000219346 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	47.60%